Major transactions - Disposal group classified as held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024
Assets
Total assets	$ 256,379	$ 129,834	$ 36,851	$ 36,851
Current liabilities
Lease liabilities	867	230
Total current liabilities	145,298	99,564		41,399
Non-current liabilities
Lease liabilities	722	485
Total liabilities	146,067	100,049	41,399	$ 41,399
General and administrative expenses	28,096	7,269	4,355
Other gains, net	548	$ 104	$ (145)
Loss from discontinued operations	(2,035)
Beijing OptAim
Assets
Other current assets	17
Total assets	17
Current liabilities
Accrued liabilities and other current liabilities	544
Lease liabilities	25
Income tax payable	700
Total current liabilities	1,269
Non-current liabilities
Lease liabilities	8
Total liabilities	1,277
General and administrative expenses	(2)
Interest expense, net	(1)
Other gains, net	(6)
Loss on disposal of discontinued operations	(253)
Loss from discontinued operations	(262)
Net cash generated from discontinued operating activities	4
Net cash used in discontinued financing activities	$ (17)